Supplemental information on oil and gas activities (Schedule of Results of Operations for Oil and Gas Producing Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	$ 751,161	$ 1,040,125	$ 688,543
Production costs, excluding depreciation
Operating costs	(142,782)	(99,563)	(99,767)
Royalties and economic rights in cash	(84,877)	(252,287)	(113,023)
Total production costs	(227,659)	(351,850)	(212,790)
Exploration expenses	(38,331)	(34,087)	(16,783)
Accretion expense	(2,794)	(2,641)	(3,140)
Impairment loss for non-financial assets	(13,332)		(4,334)
Depreciation, depletion and amortization	(108,265)	(88,964)	(78,479)
Results of operations before income tax	360,780	562,583	373,017
Income tax expense	(168,833)	(196,744)	(120,669)
Results of oil and gas operations	191,947	365,839	252,348
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	702,401	978,423	618,268
Production costs, excluding depreciation
Operating costs	(121,012)	(78,323)	(72,043)
Royalties and economic rights in cash	(83,233)	(249,303)	(106,341)
Total production costs	(204,245)	(327,626)	(178,384)
Exploration expenses	(36,395)	(28,424)	(11,276)
Accretion expense	(669)	(621)	(576)
Depreciation, depletion and amortization	(92,735)	(72,386)	(54,588)
Results of operations before income tax	368,357	549,366	373,444
Income tax expense	(165,761)	(192,278)	(115,768)
Results of oil and gas operations	202,596	357,088	257,676
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	15,644	29,196	21,471
Production costs, excluding depreciation
Operating costs	(7,678)	(12,961)	(10,280)
Royalties and economic rights in cash	(548)	(1,165)	(770)
Total production costs	(8,226)	(14,126)	(11,050)
Exploration expenses	(56)	(116)	(4,509)
Accretion expense	(1,478)	(1,516)	(1,319)
Impairment loss for non-financial assets	(13,332)		(17,641)
Depreciation, depletion and amortization	(8,278)	(12,754)	(12,806)
Results of operations before income tax	(15,726)	684	(25,854)
Income tax expense	0	(103)	3,878
Results of oil and gas operations	(15,726)	581	(21,976)
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	14,019	19,873	20,109
Production costs, excluding depreciation
Operating costs	(3,850)	(3,753)	(2,954)
Royalties and economic rights in cash	(1,096)	(1,546)	(1,642)
Total production costs	(4,946)	(5,299)	(4,596)
Exploration expenses	(90)
Accretion expense	(560)	(504)	(535)
Depreciation, depletion and amortization	(1,047)	(1,509)	(2,933)
Results of operations before income tax	7,376	12,561	12,045
Income tax expense	(2,508)	(4,271)	(4,095)
Results of oil and gas operations	4,868	8,290	7,950
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue		1,962	28,695
Production costs, excluding depreciation
Operating costs		(1,306)	(14,490)
Royalties and economic rights in cash		(273)	(4,270)
Total production costs	0	(1,579)	(18,760)
Exploration expenses	(1,481)	(779)	(998)
Accretion expense		0	(710)
Impairment loss for non-financial assets			13,307
Depreciation, depletion and amortization	0	0	(8,152)
Results of operations before income tax	(1,481)	(396)	13,382
Income tax expense	0	0	(4,684)
Results of oil and gas operations	(1,481)	(396)	$ 8,698
Ecuador [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Revenue	19,097	10,671
Production costs, excluding depreciation
Operating costs	(10,242)	(3,220)
Royalties and economic rights in cash	0
Total production costs	(10,242)	(3,220)
Exploration expenses	(309)	(4,768)
Accretion expense	(87)
Impairment loss for non-financial assets	0
Depreciation, depletion and amortization	(6,205)	(2,315)
Results of operations before income tax	2,254	368
Income tax expense	(564)	(92)
Results of oil and gas operations	$ 1,690	$ 276